Document And Entity Information	9 Months Ended
	Jun. 30, 2011	Aug. 15, 2011
Amendment Description	Updating financial and other information.
Entity Registrant Name	Next Fuel, Inc.
Entity Central Index Key	0001422949
Entity Current Reporting Status	Yes
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		9,547,500
Document Type	S-1
Document Period End Date	Jun. 30, 2011
Amendment Flag	true
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q3